Investment in joint ventures and associates - Investments in joint ventures and associates accounted for using the equity method of accounting (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investments in associates and joint ventures [Line Items]
Location			Korea
Description of whether investment in associate is measured using equity method or at fair value			WooriG Oncorp Corporate support of Major Industry General Type Private Placement Investment Trust (Type 2) and other 16 joint ventures and associates can exercise significant influence but was classified as an item measured at fair value through profit or loss.
NK Eng Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Manufacturing	Manufacturing
Percentage of ownership			23.10%	23.10%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Reading Doctors Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other services	Other services
Percentage of ownership			35.40%	35.40%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Cultizm Korea LTD Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Wholesale and retail sales	Wholesale and retail sales
Percentage of ownership			31.30%	31.30%
Location			Korea	Korea
Financial statements as of			0
Korea Finance Security Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Security service	Security service
Percentage of ownership			15.00%	15.00%	15.00%
Location			Korea	Korea
Financial statements as of			2021.11.30
Description of reason why using different reporting date or period for associate			The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Sinseong Trading Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Manufacturing	Manufacturing
Percentage of ownership			0.00%	27.90%
Location			Korea	Korea
Financial statements as of			0
W Service Networks Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Freight & staffing services	Freight & staffing services
Percentage of ownership			4.90%	4.90%	4.90%
Location			Korea	Korea
Financial statements as of			2021.11.30
Description of reason why using different reporting date or period for associate			The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate			Most of the significant business transactions of associates are with the Group as of December 31, 2020 and 2021.	Most of the significant business transactions of associates are with the Group as of December 31, 2020 and 2021.
Korea Credit Bureau Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Credit information	Credit information
Percentage of ownership			9.90%	9.90%	9.90%
Location			Korea	Korea
Financial statements as of	[1]		2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Wongwang Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Wholesale and real estate	Wholesale and real estate
Percentage of ownership			29.00%	29.00%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
ARES-TECH Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Electronic component manufacturing	Electronic component manufacturing
Percentage of ownership			23.40%	23.40%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Sejin construction Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Construction	Construction
Percentage of ownership			29.60%	29.60%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Beomgyo., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Telecommunication equipment retail sales	Telecommunication equipment retail sales
Percentage of ownership			23.10%	23.10%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Smart Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			0.00%	20.00%	20.00%
Location			Korea	Korea
Financial statements as of			0
K BANK Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Finance	Finance
Percentage of ownership			12.60%	26.20%	14.50%
Location			Korea	Korea
Financial statements as of	[1]		2021.11.30
Description of reason why using different reporting date or period for associate			The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Partner One Value Up I Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			23.30%	23.30%	23.30%
Location			Korea	Korea
Financial statements as of			2021.12.31
Well to Sea No.3 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Finance	Finance
Percentage of ownership			0.00%	50.00%	50.00%
Location			Korea	Korea
Financial statements as of			0
Description of reason why using different reporting date or period for associate			The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			20.00%	20.00%	20.00%
Location				Korea
Financial statements as of			2021.12.31
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			25.00%	25.00%	25.00%
Location			Korea	Korea
Financial statements as of			2021.12.16
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			23.10%	23.10%	23.10%
Location			Korea	Korea
Financial statements as of			2021.12.31
LOTTE CARD Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Credit card and installment financing	Credit card and installment financing
Percentage of ownership			20.00%	20.00%	20.00%
Location			Korea	Korea
Financial statements as of			2021.9.30
Description of reason why using different reporting date or period for associate			The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			100.00%	100.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			20.00%	20.00%	20.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Trust and collective investment	Trust and collective investment
Percentage of ownership			24.80%	24.80%
Location			Korea	Korea
Financial statements as of			2021.12.31
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			25.00%	25.00%	25.00%
Location			Korea	Korea
Financial statements as of	[1]		2021.12.31
Union Technology Finance Investment Association
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Trust and collective investment	Trust and collective investment
Percentage of ownership			29.70%	29.70%
Location			Korea	Korea
Financial statements as of			2021.12.31
Woori G Clean Energy No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Investment trust and discretionary investment business	Investment trust and discretionary investment business
Percentage of ownership			0.00%	29.30%
Location			Korea	Korea
Financial statements as of			0
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Japanese Hotel Real Estate Private Equity Fund No. 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other financial services	Other financial services
Percentage of ownership			19.90%	19.90%	19.90%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Dicustody Co., Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Other information technology and computer operation related services	Other information technology and computer operation related services
Percentage of ownership			1.00%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Woori Goseong Power EBL Private Special Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Trust and collective investment	Trust and collective investment
Percentage of ownership			0.00%	16.70%
Location			Korea	Korea
Financial statements as of			0
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank	Woori Bank
Main business			Trust and collective investment	Trust and collective investment
Percentage of ownership			25.00%	25.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Woori MultiReturn Securities Investment Trust 3 (Balanced Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank
Main business			Collective investment business	Collective investment business
Percentage of ownership			20.00%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank
Main business			Collective investment business	Collective investment business
Percentage of ownership			14.50%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
WOORI TAERIM 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Financial Capital Co., Ltd.	Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			25.60%	25.60%
Location			Korea	Korea
Financial statements as of			2021.12.31
PortoneCape Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Financial Capital Co., Ltd.	Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			20.00%	20.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
KIWOOM WOORI Financial 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Financial Capital Co., Ltd.	Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			9.10%	9.10%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			The Group can participate as a co-operator to exert significant influence.	The Group can participate as a co-operator to exert significant influence.
DeepDive WOORI 20211 Financial Investment Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Financial Capital Co., Ltd.	Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			11.90%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Darwin Green Packaging Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Financial Capital Co., Ltd.	Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			20.40%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Woori FirstValue Private Real Estate Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[2]		Woori Investment Bank Co., Ltd.	Woori Investment Bank Co., Ltd.
Main business			Real estate business	Real estate business
Percentage of ownership			12.00%	12.00%
Location			Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Investment Bank Co., Ltd.	Woori Investment Bank Co., Ltd.
Main business			Investment trust and discretionary investment business	Investment trust and discretionary investment business
Percentage of ownership			0.30%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Asset Management Co. Ltd.	Woori Asset Management Co. Ltd.
Main business			Collective investment business	Collective investment business
Percentage of ownership			0.00%	21.80%
Location			Korea	Korea
Financial statements as of			0
Woori Star50 Master Fund ClassC-F
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Asset Management Co. Ltd.	Woori Asset Management Co. Ltd.
Main business			Collective investment business	Collective investment business
Percentage of ownership			0.00%	24.50%
Location			Korea	Korea
Financial statements as of			0
Woori Hanhwa Eureka Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Private Equity Asset Management Co., Ltd.	Woori Private Equity Asset Management Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			0.80%	0.80%	0.80%
Location			Korea	Korea
Financial statements as of			2021.12.31
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Private Equity Asset Management Co., Ltd.	Woori Private Equity Asset Management Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			0.50%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Godo Kaisha Oceanos 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Japanese Hotel Real Estate Private Equity Fund 1	Japanese Hotel Real Estate Private Equity Fund 1
Main business			Other financial services	Other financial services
Percentage of ownership			47.80%	47.80%	47.80%
Location			Japan	Japan
Financial statements as of	[1]		2021.10.31
Description of reason why using different reporting date or period for associate			The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Woori Zip 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori G Japan Private Placement Real Estate Master Investment Trust No.2	Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business			Other financial services	Other financial services
Percentage of ownership			63.90%	0.00%
Location			Japan	Japan
Financial statements as of			2021.9.30
Woori Zip 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori G Japan Private Placement Real Estate Master Investment Trust No.2	Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business			Other financial services	Other financial services
Percentage of ownership			63.80%	0.00%
Location			Japan	Japan
Financial statements as of			2021.9.30
Dongwoo C C Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Construction	Construction
Percentage of ownership			24.50%	24.50%
Location			Korea	Korea
Financial statements as of		0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
SJCO Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Aggregate transportation and wholesale	Aggregate transportation and wholesale
Percentage of ownership			29.70%	28.70%
Location			Korea	Korea
Financial statements as of		0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
G2 Collection Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Wholesale and retail sales	Wholesale and retail sales
Percentage of ownership			29.20%	29.20%
Location			Korea	Korea
Financial statements as of		0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
The Base Enterprise Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Manufacturing	Manufacturing
Percentage of ownership			48.40%	48.40%
Location			Korea	Korea
Financial statements as of		0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Kyesan Engineering Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Construction	Construction
Percentage of ownership			23.30%	23.30%
Location			Korea	Korea
Financial statements as of		0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Good Software Lap Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Service	Service
Percentage of ownership			29.40%	29.40%
Location			Korea	Korea
Financial statements as of		0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
QTS Shipping Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Complex transportation brokerage	Complex transportation brokerage
Percentage of ownership			49.80%	49.80%
Location			Korea	Korea
Financial statements as of		0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
DAEA SNC Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Wholesale and retail sales	Wholesale and retail sales
Percentage of ownership			25.50%	25.50%
Location			Korea	Korea
Financial statements as of		0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Force TEC Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Manufacturing	Manufacturing
Percentage of ownership			24.50%	25.80%
Location			Korea	Korea
Financial statements as of			2021.9.30
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
PREXCO Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Manufacturing	Manufacturing
Percentage of ownership			28.10%	28.10%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
JiWon Plating Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Plating	Plating
Percentage of ownership			20.80%	20.80%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
Youngdong Sea Food Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Processed sea food manufacturing	Processed sea food manufacturing
Percentage of ownership			24.50%	24.50%
Location			Korea	Korea
Financial statements as of			0
Description of nature of entity's relationship with associate			There is no investment balance as of December 31, 2020 and 2021.	There is no investment balance as of December 31, 2020 and 2021.
KUM HWA Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Telecommunication equipment retail sales	Telecommunication equipment retail sales
Percentage of ownership			20.10%	0.00%
Location			Korea	Korea
Financial statements as of			2021.9.30
Jinmyung Plus Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori card Co., Ltd.	Woori bank and Woori card Co., Ltd.
Main business			Manufacturing	Manufacturing
Percentage of ownership			21.30%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
JC Assurance No.2 Private Equity Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[2]		Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			24.40%	29.30%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Dream Company Growth no.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[2]		Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			27.80%	27.80%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
HMS-Oriens 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[2]		Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			22.80%	22.80%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori G Senior Loan Private Placement Investment Trust No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor	[2]		Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business			Collective investment business	Collective investment business
Percentage of ownership			21.70%	21.70%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Genesis Eco No.1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			29.00%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Paratus Woori Material Component Equipment joint venture company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			29.90%	0.00%
Location			Korea	Korea
Financial statements as of			2021.9.30
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Midas No. 8 Private Equity Joint Venture Company
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			28.50%	0.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
PCCWoori LP Secondary Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank and Woori Investment Bank Co., Ltd.	Woori Bank and Woori Investment Bank Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			38.80%	38.80%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori High Plus Shortterm High Graded ESG Bond Sec Feeder Inv Trust 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori bank and Woori Asset Management Co., Ltd.	Woori bank and Woori Asset Management Co., Ltd.
Main business			Collective investment business	Collective investment business
Percentage of ownership			27.50%	23.30%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank and Woori Private Equity Asset Management Co., Ltd.	Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			38.10%	38.40%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
WooriShinyoung GrowthCap Private Equity Fund I
Disclosure of investments in associates and joint ventures [Line Items]
Investor			Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business			Other financial services	Other financial services
Percentage of ownership			35.00%	35.00%
Location			Korea	Korea
Financial statements as of			2021.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome			Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.

[1]	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of December and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
[2]	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.